Discontinued operations and assets and liabilities of disposal groups	12 Months Ended
Dec. 31, 2023
Discontinued operations and assets and liabilities of disposal groups
Discontinued operations and assets and liabilities of disposal groups

8 Discontinued operations and assets and liabilities of disposal groups

Discontinued operations are reported separately on the income statement to allow users to distinguish the profits and cash flows from continuing operations from those activities that are subject to disposal. Assets and liabilities which we intend to dispose of in a single transaction are also presented separately on the balance sheet.

For accounting policy information refer to Accounting policy 3.2.

This note sets out the profit/(loss) from the discontinued operations, the assets and liabilities of the disposal group and the operating cash flows attributable to the discontinued operations.

Four legally binding agreements for the sale of the UBIDAC business have been announced as part of the phased withdrawal from the Republic of Ireland. Material developments since the beginning of 2023 are set out below.

Agreement with Allied Irish Banks p.l.c. (AIB) for the transfer of performing commercial loans.

UBIDAC completed the sale of commercial loans to AIB, with a cumulative €3.1 billion of gross performing loans being fully migrated. The transfer of the final cohort of colleagues to AIB who were wholly or mainly assigned to supporting this part of the business under Transfer of Undertakings, Protection of Employment (TUPE) arrangements has also completed.

Agreement with Permanent TSB Group Holdings p.l.c. (PTSB).

Agreement for the sale of performing non-tracker mortgages, the performing loans in the micro-SME business, the UBIDAC Asset Finance business, including its Lombard digital platform, and 25 Ulster Bank branch locations in the Republic of Ireland. The remaining performing non-tracker mortgages, all micro-SME loans and the Lombard Asset Finance business migrated to PTSB during the year, totalling c. €6.3 billion of gross loan balances. All remaining colleagues eligible under TUPE regulations also migrated to PTSB, as well as 25 former Ulster Bank branches.

Agreement with AIB for the sale of performing tracker and linked mortgages.

UBIDAC completed the migration of €4.0 billion of performing tracker and linked mortgages to AIB. The remaining migrations are expected to complete in 2024.

Agreement with Elmscott Property Finance DAC / AB CarVal (CarVal) Agreement for the sale of a portfolio which consists mostly of non-performing mortgages, unsecured personal loans, and commercial facilities with a gross value of c. €690 million. Pepper Finance Corporation (Ireland) DAC will become the legal owner and servicer of the facilities. In November 2023, c.€400 million of exposures transferred to Pepper Finance Corporation (Ireland) DAC, with the remainder of the portfolio expected to transfer in 2024.

The business activities relating to these sales that meet the requirements of IFRS 5 are presented as a discontinued operation and as a disposal group. Ulster Bank RoI continuing operations are reported within Central items & other.

(a) (Loss)/profit from discontinued operations, net of tax

	2023	2022	2021
	£m	£m	£m
Interest receivable	22	177	339
Net interest income	22	177	339
Non-interest income (1)	(16)	(472)	13
Total income	6	(295)	352
Operating expenses	(124)	(38)	(47)
(Loss)/profit before impairment releases	(118)	(333)	305
Impairment releases	6	71	162
Operating (loss)/profit before tax	(112)	(262)	467
Tax charge	—	—	(3)
(Loss)/profit from discontinued operations, net of tax	(112)	(262)	464

(1)	Excludes gain of £20 million (€24 million) recognised by NatWest Group as a result of acquisition of PTSB shares in relation to disposal of UBIDAC assets to PTSB in 2022.

8 Discontinued operations and assets and liabilities of disposal groups continued

(b) Assets and liabilities of disposal groups

	2023	2022
	£m	£m
Assets of disposal groups
Loans to customers - amortised cost	32	1,458
Other financial assets - loans to customers	841	5,397
Other assets	29	6
	902	6,861
Liabilities of disposal groups
Other liabilities	3	15
	3	15

Net assets of disposal groups	899	6,846

(c) Operating cash flows attributable to discontinued operations

	2023	2022	2021
	£m	£m	£m
Net cash flows from operating activities	362	1,090	2,212
Net cash flows from investing activities	5,473	6,164	—
Net increase in cash and cash equivalents	5,835	7,254	2,212